INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                       (Herein called Investors Life)
                             Separate Account I
                            Financial Statements
                               June 30, 1997
                                (Unaudited)

This report is submitted for the general information of owners of Investors Life Insurance Company of North America Separate Account I variable annuity contracts. This report is not authorized for distribution to prospective purchasers of such contracts unless it is accompanied by a current prospectus.

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT I
COMBINED BALANCE SHEET
JUNE 30, 1997


  ASSETS


Investments at Market Value
(Notes 1 and 2):
Portfolios of Putnam Variable Trust:

Money Market Division

1,609,226 qualified shares              (cost $1,609,226)       $1,609,226
2,411,712 non-qualified shares          (cost $2,411,712)        2,411,712

Income Division

  307,498 qualified shares              (cost $3,981,770)        3,905,229
  561,568 non-qualified shares          (cost $7,254,841)        7,131,914

Growth and Income II Division

  765,816 qualified shares              (cost $15,674,359)      20,225,198
   69,140 shares owned by               (cost $1,415,119)        1,825,980
          Investors Life
  362,129 non-qualified shares          (cost $7,366,236)        9,563,839
   69,189 shares owned by               (cost $1,407,406)        1,827,282
          Investors Life

Voyager Division (formerly known as the Aggressive Equity Division)

   22,409 qualified shares              (cost $566,858)            772,230
   40,178 shares owned by               (cost $1,016,319)        1,384,529
          Investors Life
   13,558 non-qualified shares          (cost $338,349)            467,210
   40,107 shares owned by               (cost $1,000,895)        1,382,091
          Investors Life



Total Assets                                                   $52,506,440





CONTRACT OWNERS' EQUITY

Contract Owners' Equity (Notes 3 and 7):


Money Market Division

  764,223 qualified accumulation        ($2.1057024 per unit    $1,609,226
          units outstanding
1,153,491 non-qualified accumulation    ($2.0907933 per unit     2,411,712
          units outstanding

Income Division

1,204,071 qualified accumulation        ($3.2433546 per unit     3,905,229
          units outstanding
2,225,823 non-qualified accumulation    ($3.2041693 per unit     7,131,914
          units outstanding

Growth and Income II Division


2,829,753 qualified accumulation        ($7.1473368 per unit    20,225,198
          units outstanding
  255,477 Investors Life equity         ($7.1473368 per unit     1,825,980
1,561,978 non-qualified accumulation    ($6.1229023 per unit     9,563,839
          units outstanding
  298,434 Investors Life equity         ($6.1229023 per unit     1,827,282

Voyager Division (formerly known as the Aggressive Equity Division)

  278,878 qualified accumulation        ($2.7690586 per unit       772,230
          units outstanding
  500,000 Investors Life equity         ($2.7690586 per unit     1,384,529
  169,023 non-qualified accumulation    ($2.7641827 per unit       467,210
          units outstanding
  500,000 Investors Life equity         ($2.7641827 per unit     1,382,091

Contract Owners' Equity                                        $52,506,440

The accompanying notes are an integral part of these financial statements.

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
 SEPARATE ACCOUNT I
INDIVIDUAL STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997




                                              Money              Money
                                             Market             Market
                                            Qualified        Non-Qualified
Investment Income:
Dividends                                        $41,364           $63,799

Expenses:
Mortality risk and expense                         9,821            15,149
fees guarantees (Notes 1 and 3)

Investment income-net                             31,543            48,650


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions                0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                     211,809           329,999
Cost of shares sold                              211,809           329,999

Net realized gain (loss) on investments                0                 0

Net unrealized gain (loss) on investment               0                 0

Net realized and unrealized gain (loss)                0                 0
on investments

Net Increase (Decrease) in Net Assets            $31,543           $48,650
from Investment Operations

The accompanying notes are an integral part of these financial statements. *Includes shares owned by Investors Life.



                                             Income             Income
                                            Qualified        Non-Qualified
Investment Income:
Dividends                                       $259,201          $475,537

Expenses:
Mortality risk and expense                        23,960            44,954
fees guarantees (Notes 1 and 3)

Investment income-net                            235,241           430,583


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions                0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                     383,954           683,134
Cost of shares sold                              363,250           642,067

Net realized gain (loss) on investments           20,704            41,067

Net unrealized gain (loss) on investment        (169,734)         (310,503)

Net realized and unrealized gain (loss)         (149,030)         (269,436)
on investments

Net Increase (Decrease) in Net Assets            $86,211          $161,147
from Investment Operations

The accompanying notes are an integral part of these financial statements. *Includes shares owned by Investors Life.

                                           Growth and         Growth and
                                            Income II          Income II
                                           Qualified*       Non-Qualified*
                                        (formerly Equity    (formerly Equit
                                            Division)          Division)
Investment Income:
Dividends                                       $615,207          $324,584

Expenses:
Mortality risk and expense                       124,501            65,479
fees guarantees (Notes 1 and 3)

Investment income-net                            490,706           259,105


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions          820,977           433,146

Net realized gain (loss) on investments:
Proceeds from sale of shares                   1,782,753           922,501
Cost of shares sold                            1,211,369           619,452

Net realized gain (loss) on investments          571,384           303,049

Net unrealized gain (loss) on investment       1,104,602           578,687

Net realized and unrealized gain (loss)        2,496,963         1,314,882
on investments

Net Increase (Decrease) in Net Assets         $2,987,669        $1,573,987
from Investment Operations

The accompanying notes are an integral part of these financial statements. *Includes shares owned by Investors Life.


                                             Voyager            Voyager
                                            Qualified *       Non-Qualified

Investment Income:
Dividends                                         $6,515            $5,350

Expenses:
Mortality risk and expense                        11,608             9,575
fees guarantees (Notes 1 and 3)

Investment income-net                             (5,093)           (4,225)


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions           87,856            71,570

Net realized gain (loss) on investments:
Proceeds from sale of shares                       4,659            18,910
Cost of shares sold                                3,396            13,609

Net realized gain (loss) on investments            1,263             5,301

Net unrealized gain (loss) on investment         127,523           100,601

Net realized and unrealized gain (loss)          216,642           177,472
on investments

Net Increase (Decrease) in Net Assets           $211,549          $173,247
from Investment Operations

The accompanying notes are an integral part of these financial statements. *Includes shares owned by Investors Life.



INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT I
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
Six Months Ended June 30, 1997



                                              Money              Money
                                             Market             Market
                                            Qualified        Non-Qualified

Investment Operations:
Investment income-net                            $31,543           $48,650
Realized capital gain distributions                    0                 0
Net realized gain (loss) on investments                0                 0
Net unrealized gain (loss) on investment               0                 0

Net increase (decrease) in net                    31,543            48,650
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfer          31,062            34,677
in (Note 3)
Net contract surrenders and transfers           (201,686)         (297,545)
out (Note 3)
Benefit payments to annuitants                    (2,471)          (17,877)

Net Increase (Decrease) from accumulatio        (173,095)         (280,745)
unit transactions
Net Increase (Decrease) in Net Assets           (141,552)         (232,095)
Net Assets:
Net assets at December 31, 1996                1,750,778         2,643,807

Net assets at June 30, 1997                   $1,609,226        $2,411,712


*Includes shares owned by Investors Life.

                                             Income             Income
                                            Qualified        Non-Qualified

Investment Operations:
Investment income-net                           $235,241          $430,583
Realized capital gain distributions                    0                 0
Net realized gain (loss) on investments           20,704            41,067
Net unrealized gain (loss) on investment        (169,734)         (310,503)

Net increase (decrease) in net                    86,211           161,147
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfer          17,897           104,981
in (Note 3)
Net contract surrenders and transfers           (358,289)         (603,007)
out (Note 3)
Benefit payments to annuitants                    (7,633)          (37,169)

Net Increase (Decrease) from accumulatio        (348,025)         (535,195)
unit transactions
Net Increase (Decrease) in Net Assets           (261,814)         (374,048)
Net Assets:
Net assets at December 31, 1996                4,167,043         7,505,962

Net assets at June 30, 1997                   $3,905,229        $7,131,914


*Includes shares owned by Investors Life.

                                           Growth and         Growth and
                                            Income II          Income II
                                           Qualified*       Non-Qualified*
                                        (formerly Equity    (formerly Equit
                                            Division)          Division)

Investment Operations:
Investment income-net                           $490,706          $259,105
Realized capital gain distributions              820,977           433,146
Net realized gain (loss) on investments          571,384           303,049
Net unrealized gain (loss) on investment       1,104,602           578,687

Net increase (decrease) in net                 2,987,669         1,573,987
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfer         386,359           128,953
in (Note 3)
Net contract surrenders and transfers         (1,628,325)         (906,462)
out (Note 3)
Benefit payments to annuitants                   (35,387)          (57,487)

Net Increase (Decrease) from accumulatio      (1,277,353)         (834,996)
unit transactions
Net Increase (Decrease) in Net Assets          1,710,316           738,991
Net Assets:
Net assets at December 31, 1996               20,340,862        10,652,130

Net assets at June 30, 1997                  $22,051,178       $11,391,121


*Includes shares owned by Investors Life.

                                             Voyager            Voyager
                                           Qualified *      Non-Qualified *

Investment Operations:
Investment income-net                            ($5,093)          ($4,225)
Realized capital gain distributions               87,856            71,570
Net realized gain (loss) on investments            1,263             5,301
Net unrealized gain (loss) on investment         127,523           100,601

Net increase (decrease) in net                   211,549           173,247
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfer          70,260           105,578
in (Note 3)
Net contract surrenders and transfers                623            (7,298)
out (Note 3)
Benefit payments to annuitants                         0                 0

Net Increase (Decrease) from accumulatio          70,883            98,280
unit transactions
Net Increase (Decrease) in Net Assets            282,432           271,527
Net Assets:
Net assets at December 31, 1996                1,874,327         1,577,774

Net assets at June 30, 1997                   $2,156,759        $1,849,301


*Includes shares owned by Investors Life.


Six Months Ended June 30, 1996



                                              Money              Money
                                             Market             Market
                                            Qualified        Non-Qualified

Investment Operations:
Investment income-net                            $38,353           $49,530
Realized capital gain distributions                    0                 0
Net realized gain (loss) on investments                0                 0
Net unrealized gain (loss) on investment               0                 0

Net increase (decrease) in net                    38,353            49,530
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfer         111,446           244,635
in (Note 3)
Net contract surrenders and transfers           (486,515)         (127,246)
out (Note 3)
Benefit payments to annuitants                    (4,435)          (17,284)

Net decrease from accumulation                  (379,504)          100,105
unit transactions
Net Increase (Decrease) in Net Assets           (341,151)          149,635
Net Assets:
Net assets at December 31, 1995                2,091,929         2,494,171

Net assets at June 30, 1996                   $1,750,778        $2,643,806


*Includes shares owned by Investors Life.

                                             Income             Income
                                            Qualified        Non-Qualified

Investment Operations:
Investment income-net                           $256,922          $438,091
Realized capital gain distributions                    0                 0
Net realized gain (loss) on investments           19,837            21,235
Net unrealized gain (loss) on investment       ($809,673)        ($894,977)

Net increase (decrease) in net                  (532,914)         (435,651)
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfer         $21,789           $44,319
in (Note 3)
Net contract surrenders and transfers           (270,069)         (356,386)
out (Note 3)
Benefit payments to annuitants                    (8,448)          (43,961)

Net decrease from accumulation                 ($256,728)        ($356,028)
unit transactions
Net Increase (Decrease) in Net Assets           (789,642)         (791,679)
Net Assets:
Net assets at December 31, 1995                4,956,685         8,297,641

Net assets at June 30, 1996                   $4,167,043        $7,505,962


*Includes shares owned by Investors Life.

                                           Growth and         Growth and
                                            Income II          Income II
                                           Qualified*       Non-Qualified*
                                        (formerly Equity    (formerly Equit
                                            Division)          Division)

Investment Operations:
Investment income-net                           $720,313          $347,280
Realized capital gain distributions              379,168           183,293
Net realized gain (loss) on investments          365,289            94,557
Net unrealized gain (loss) on investment       1,142,239           968,483

Net increase (decrease) in net                 2,607,009         1,593,613
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfer         379,225           201,318
in (Note 3)
Net contract surrenders and transfers         (1,679,809)         (381,103)
out (Note 3)
Benefit payments to annuitants                   (28,773)          (53,044)

Net decrease from accumulation                (1,329,357)         (232,829)
unit transactions
Net Increase (Decrease) in Net Assets          1,277,652         1,360,784
Net Assets:
Net assets at December 31, 1995               19,063,210         9,291,346

Net assets at June 30, 1996                  $20,340,862       $10,652,130



*Includes shares owned by Investors Life.

                                             Voyager            Voyager
                                           Qualified *      Non-Qualified *

Investment Operations:
Investment income-net                            $23,309           $19,847
Realized capital gain distributions               66,446            56,289
Net realized gain (loss) on investments           21,391            10,997
Net unrealized gain (loss) on investment          43,726            80,816

Net increase (decrease) in net                   154,872           167,949
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfer          30,595               310
in (Note 3)
Net contract surrenders and transfers            (57,065)          (30,064)
out (Note 3)
Benefit payments to annuitants                         0                 0

Net decrease from accumulation                   (26,470)          (29,754)
unit transactions
Net Increase (Decrease) in Net Assets            128,402           138,195
Net Assets:
Net assets at December 31, 1995                1,745,924         1,439,579

Net assets at June 30, 1996                    1,874,326         1,577,774



*Includes shares owned by Investors Life.

            INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA

                            SEPARATE ACCOUNT I

                       NOTES TO FINANCIAL STATEMENTS
                               June 30, 1997



Note 1. Organization

Investors Life Insurance Company of North America ("Investors Life") established Investors Life Insurance Company of North America - Separate Account I (the "Separate Account") as a unit investment trust registered under the Investment Company Act of 1940, as amended. Operations of the Separate Account commenced on September 15, 1982. The Separate Account currently has four Divisions each corresponding to a portfolio of Putnam Variable Trust (formerly known as Putnam Capital Manager Trust). Prior to the substitution of shares of Putnam Variable Trust for shares of CIGNA Annuity Funds Group as the underlying funding vehicle for the Separate Account (the "Substitution"), the Separate Account contained five divisions. The Substitution was effective as of April 18, 1995, following approvals of the Substitution by the U.S. Securities and Exchange Commission and the contractholders having their contract values determined by the affected portfolios of the CIGNA Annuity Funds Group. In connection with the Substitution, the Equity Division was merged with the Growth and Income Division; thereafter, the Equity Division was renamed the Growth and Income Division II. Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Net purchase payments to the Separate Account may be allocated to one or more of the following classes of shares of the Putnam Variable Trust: Putnam VT Money Market Fund, Putnam VT U.S. Government and High quality Bond Fund, Putnam VT Growth and Income Fund or Putnam VT Voyager Fund. The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate portfolio(s) of shares of Putnam Variable Trust designated for the subdivision and the mortality risk and expense fees guarantees assessed on the Separate Account assets (See Note 3), and the administrative charge deductions.

Note 2. Significant Accounting Policies

Following is a summary of the significant accounting policies of the Separate Account:

(a) the market value of the investments is based on closing bid prices (net asset value) at June 30, 1997; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the specific identification method. See Notes 4 and 5 with respect to income taxes.

Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions under variable annuity contracts less deductions by Investors Life for any applicable premium taxes. Net contract considerations for the year ended June 30, 1997, were $96,739 after deductions for premium taxes of $4.00. Contract owners have limited rights to transfer their contract values between Separate Account Divisions. For the six-month period ended June 30, 1997, the total of all transfers was $1,713,334. Contract surrender benefits amounted to $2,288,658. Annuity benefits amounted to $158,024. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charge of 1.2% is made against the average net value of the Separate Account.

Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Internal Revenue Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to the operations of the Separate Account when such operations are used to determine the contract values of the Separate Account. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Internal Revenue Code so warrant.

Note 5. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, (the "Code"), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section
817(h) of the Code. Investors Life believes that the Separate
Account satisfies the current requirements of the regulations.


Note 6.  Accumulation Unit Transactions

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the six months of 1997 and units outstanding at June 30, 1997 were as follows:



                                              Money               Money
                                              Market             Market
                                            Qualified         Non-Qualified

Units outstanding at December 31, 1996           847,412          1,288,780

Units purchased and transfers in                  14,896             16,702

Benefits, surrenders and transfers out           (98,085)          (151,991)

Units outstanding at June 30, 1997               764,223          1,153,491

*Includes shares owned by Investors Life.


                                              Income             Income
                                            Qualified         Non-Qualified


Units outstanding at December 31, 1996         1,313,122          2,394,183

Units purchased and transfers in                   2,697             33,119

Benefits, surrenders and transfers out          (111,748)          (201,479)

Units outstanding at June 30, 1997             1,204,071          2,225,823

*Includes shares owned by Investors Life.

                                            Growth and         Growth and
                                            Income II           Income II
                                            Qualified*       Non-Qualified*
                                         (formerly Equity    (formerly Equit
                                            Division)          Division)

Units outstanding at December 31, 1996         3,277,019         $2,002,962

Units purchased and transfers in                  75,350             21,805

Benefits, surrenders and transfers out          (267,139)          (164,355)

Units outstanding at June 30, 1997             3,085,230         $1,860,412

*Includes shares owned by Investors Life.

                                             Voyager             Voyager
                                            Qualified *        Non-Qualified

Units outstanding at December 31, 1996          $751,632           $633,799

Units purchased and transfers in                  27,345             39,091

Benefits, surrenders and transfers out               (99)            (3,867)

Units outstanding at June 30, 1997              $778,878           $669,023

*Includes shares owned by Investors Life.


The accumulation units for six of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At June 30, 1997 the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:




                                         Accumulation        Aggregate
                                         Units               Value

Money Market, Qualified                           24,258            $51,080
Money Market, Non-Qualified                      175,669           $367,288
Growth and Income II, Qualified                   97,619           $697,716
Growth and Income II, Non-Qualified              116,671           $714,365
Income Fund, Qualified                            57,009           $184,900
Income Fund, Non-Qualified                       211,825           $678,723


                                         Monthly             Annuity
                                         Annuity Units       Unit Value

Money Market, Qualified                              531         $0.8398692
Money Market, Non-Qualified                        3,958         $0.8403376
Growth and Income II, Qualified                    3,879         $1.7600439
Growth and Income II, Non-Qualified                5,706         $1.8857653
Income Fund, Qualified                             1,135         $1.3833814
Income Fund, Non-Qualified                         5,231         $1.3802466